Fair value Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value Narrative [line items]
Contingent consideration from business	€ 1,310	€ 0	€ 0
Written put option expense of the period	€ 53	€ 50	€ 35
Decrease of future hardware revenue (percent)	10.00%		0.00%
Increase of future hardware revenue (percent)	10.00%
Decrease of future hardware revenue impact	€ 22
Increase of future hardware revenue impact	€ 21
Higher production costs (percent)	10.00%
Lower production costs (percent)	10.00%
Higher production costs impact	€ 2
Lower production costs impact	€ 2